Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSgA Active Trust
Prospectus Date	rr_ProspectusDate	Jan. 20, 2015
State Street Clarion Global Infrastructure & MLP Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	State Street Clarion Global Infrastructure & MLP Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Street Clarion Global Infrastructure & MLP Portfolio (the “Portfolio”) seeks to provide long-term total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio (“Shares”). The Portfolio’s shares are offered exclusively to investors that pay fees to SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the Portfolio’s investment adviser, or its affiliates.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the performance predecessor to the Portfolio (the “predecessor fund”) had a portfolio turnover rate of 99.5%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.50%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests in infrastructure companies located anywhere in the world, including infrastructure companies organized as master limited partnerships (“MLPs”). The Portfolio considers a company to be an “infrastructure company” if CBRE Clarion Securities LLC (“CBRE Clarion” or the “Sub-Adviser”), the sub-adviser to the Portfolio, determines that the company derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development, or operation of infrastructure assets.

Examples of infrastructure assets include transportation assets (such as toll roads, bridges, railroads, airports and seaports), utility assets (such as regulated power generation assets, contracted wind or solar power generation assets, electric transmission and distribution lines, gas distribution pipelines, water pipelines and treatment facilities and sewer facilities), energy assets (such as oil and gas pipelines, storage facilities and other facilities used for gathering, processing or transporting hydrocarbon products) and communications assets (such as communications towers and satellites). Energy assets may be owned and operated by energy infrastructure MLPs. The Portfolio may invest in MLPs whose assets are used in exploring, developing, producing, generating, transporting (including marine), transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that operate terminals or provide energy-related equipment or services.

The Sub-Adviser utilizes a multi-step investment process for constructing the Portfolio’s investment portfolio that combines top-down region and sector allocations with bottom-up individual stock selection. The Sub-Adviser first selects infrastructure sectors in certain geographic regions in which to invest, and determines the desired degree of representation of such sectors and regions, through a systematic evaluation of the regulatory environment and outlook, capital market trends, macroeconomic conditions, and the relative value of infrastructure sectors. The Sub-Adviser then uses an in-house valuation process to identify investments whose risk-adjusted returns it believes are compelling relative to their peers. The Sub-Adviser’s in-house valuation process examines several factors, including the company’s management and strategy, the stability and growth potential of cash flows and dividends, the location of the company’s assets, the regulatory environment in which the company operates and the company’s capital structure. The Sub-Adviser may sell a security if it believes that there has been a negative change in the fundamental factors surrounding the company, if it believes that region or sector weights should change to reflect a revised top-down view, or if more attractive alternatives exist.

While the Portfolio expects to invest primarily in common stocks (in addition to its MLP investments), the Portfolio may also invest in other equity securities including depositary receipts having characteristics similar to common stocks, preferred stocks, convertible securities, and rights or warrants to buy common stocks. The Portfolio may hold a portion of its assets in high quality debt instruments, and in cash and cash instruments. The Portfolio may invest in companies and MLPs of any market capitalization. The Portfolio may purchase securities in their initial public offerings, and may hold securities that are restricted as to resale. The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted by applicable law (including those advised by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”)).

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by infrastructure companies and in MLP investments. The Portfolio will provide shareholders with at least 60 days’ prior notice of any material change in this 80% investment policy. The Portfolio is a non-diversified investment company.

The Portfolio will generally invest at least 40% of its assets in securities of issuers economically tied to countries other than the United States, which may include both developed and emerging markets countries, and will generally hold securities of issuers economically tied to at least three countries, which may include the United States.

The Portfolio intends to limit its investments in MLPs and related entities to the extent necessary to qualify as a regulated investment company (“RIC”) for tax purposes. Many MLPs and certain related entities are classified as “qualified publicly traded partnerships” (“QPTPs”) for tax purposes. In general, a RIC is not permitted to invest more than 25% of its total assets in QPTPs.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Portfolio, and you could lose money on an investment in the Portfolio. The Portfolio may not achieve its objective. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Currency Risk: Investments in securities of foreign issuers are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Portfolio’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. The value of the Portfolio’s holdings may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio.

Debt Securities Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

Emerging Markets Risk: Investment in emerging markets subjects the Portfolio to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in the Portfolio’s investments in issuers domiciled in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Portfolio. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Investing Risk: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

Foreign Investment Risk: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Portfolio has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries. In addition, investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.

Inflation Risk: Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of the Portfolio’s assets can decline.

IPO Risk: Securities issued in IPOs have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired.

Infrastructure-Related Companies Risk: Because the Portfolio concentrates its investments in infrastructure-related securities, the Portfolio has greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other conditions or events and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Large Shareholder Risk: To the extent a large proportion of the shares of the Portfolio are highly concentrated or held by a small number of account holders (or a single account holder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that those shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. If the Portfolio invests in illiquid securities or securities that become illiquid, it may reduce the returns of the Portfolio because the Portfolio may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Portfolio, due to limitations on investments in illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector. Furthermore, if the Portfolio’s principal investment strategies involve investing in municipal securities or high yield securities, the Portfolio’s portfolio may have greater exposure to liquidity risk since the markets for such securities may be less liquid than the traditional bond markets. There may also be less information available on the financial condition of issuers of these types of securities than for public corporations. This means that it may be harder to buy and sell such securities, especially on short notice, and these securities may be more difficult for the Portfolio to value accurately than securities of public corporations.

Market Risk: The Portfolio’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

Master Limited Partnership Risk: Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Mid-Capitalization Securities Risk: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

Non-Diversification Risk: The Portfolio is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Portfolio’s performance may be disproportionately impacted by the performance of relatively few securities.

Portfolio Turnover Risk: The Portfolio may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Portfolio, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect the Portfolio.

Small-Capitalization Securities Risk: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

Stock Market Risk: Stock values could decline generally or could under-perform other investments.

Tax Risk: The Portfolio’s ability to invest in MLPs and related entities that are treated as QPTPs for federal income tax purposes is limited by the Portfolio’s intent to qualify as a RIC. In order to qualify as a RIC, the Portfolio generally may not invest more than 25% of the value of its total assets in securities of QPTPs. The Portfolio intends to satisfy the requirements for qualification as a RIC and to limit its investments in QPTPs accordingly. To qualify as a RIC, the Portfolio must also derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Although income from QPTPs is generally qualifying income, if an entity intending to qualify as a QPTP fails to qualify as a QPTP, the income generated by the entity may not be qualifying income. There can be no guarantee that any entity intending to qualify as a QPTP will be successful in so qualifying. In addition, there is little regulatory guidance concerning the application of the rules governing qualification as a QPTP.

Unconstrained Sector Risk: The Portfolio may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from period to period. To the extent the Portfolio invests a substantial portion of its assets in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Portfolio’s investments. Additionally, the Portfolio’s performance may be more volatile when the Portfolio’s investments are less diversified across sectors.

U.S. Government Securities Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Portfolio, and you could lose money on an investment in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Portfolio is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Portfolio’s performance may be disproportionately impacted by the performance of relatively few securities.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance shown in the bar chart and performance table below for all periods is the performance of the Portfolio’s performance predecessor. The Sub-Adviser has represented to the Portfolio that the predecessor fund was managed by the Sub-Adviser using investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of the Portfolio. However, the predecessor fund was not a registered investment company and so it was not subject to the same investment and tax restrictions and requirements as the Portfolio. If it had been, the predecessor fund’s performance might have been lower. The performance information in the bar chart and table has not been adjusted to reflect the lower estimated fees and expenses of the Portfolio. The assets of the predecessor were contributed to the Portfolio on January 20, 2015. The performance information below represents historical returns of the Portfolio’s performance predecessor and is not necessarily an indication of how the Portfolio will perform in the future.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The performance information below represents historical returns of the Portfolio’s performance predecessor and is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter – March 31, 2013: 6.46% Worst Quarter – June 30, 2013: 0.33% Year-to-Date – September 30, 2014: 14.51%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS for the periods ending December 31, 2013
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns after taxes on distributions are not shown for periods prior to the Portfolio’s registration as a mutual fund because the Portfolio’s performance predecessor was not required to make distributions to its investors; the Portfolio expects to make sufficient distributions to qualify and be eligible for treatment as a regulated investment company for tax purposes.
State Street Clarion Global Infrastructure & MLP Portfolio | State Street Clarion Global Infrastructure & MLP Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
Less Contractual Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	none
YEAR 1	rr_ExpenseExampleYear01	none
YEAR 3	rr_ExpenseExampleYear03	66
2013	rr_AnnualReturn2013	20.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.33%
One Year	rr_AverageAnnualReturnYear01	20.18%
Since Inception	rr_AverageAnnualReturnSinceInception	15.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
State Street Clarion Global Infrastructure & MLP Portfolio | Return After Taxes on Sale or Redemption of Fund Shares | State Street Clarion Global Infrastructure & MLP Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.42%
Since Inception	rr_AverageAnnualReturnSinceInception	11.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
State Street Clarion Global Infrastructure & MLP Portfolio | MSCI All Country World IMI Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	23.55%
Since Inception	rr_AverageAnnualReturnSinceInception	15.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012

[1]	The Adviser has contractually agreed to waive the entire amount of this fee until the later of April 30, 2016 or such time as the shares of the Portfolio cease to be the only investment security held by the State Street Clarion Global Infrastructure & MLP Fund series of State Street Institutional Investment Trust. The waiver may be terminated only by the Portfolio's Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.